Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 282,663,317.00
Previously Paid Amount	0.00
Total Fee Amount	39,035.80
Total Offset Amount	0.00
Net Fee	$ 39,035.80
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false